OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Prepaid expenses	$ 357	$ 141
Advances to suppliers	187	211
Government institutions	97	118
Recovery of pre-acquisition receivable	0	1,384
Other	310	844
Other accounts receivable and prepaid expenses	$ 951	$ 2,698